FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Netting of Financial Assets (Details) - HKD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amounts due from clearing organization
Effects of offsetting on the balance sheet
Gross amounts	$ 2,925,936	$ 1,472,596
Gross amounts set off in the balance sheet	(2,621,856)	(1,296,641)
Net amounts presented in the balance sheet	304,080	175,955
Related amounts not offset
Net amount	304,080	175,955
Deposit paid for securities borrowed
Effects of offsetting on the balance sheet
Gross amounts	1,126,300	397,675
Net amounts presented in the balance sheet	1,126,300	397,675
Related amounts not offset
Financial instrument collateral	(935,443)	(299,173)
Net amount	$ 190,857	$ 98,502